Subsequent Events	12 Months Ended
Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]
26.	Subsequent Event

On February 23, 2018 the Corporation entered into a definitive credit agreement with Sprott Private Resource Lending (Collector), L.P. (“Sprott”) to provide a US$15,000,000 credit facility (the “Credit Facility”). The Credit Facility has the following key terms:

•	Term of 3 years, Maturity Date – February 23, 2021
•	Interest rate on funds drawn down: the greater of
o	7% plus US Dollar 3 month LIBOR and
o	8% per annum, payable monthly
•	Repayable in quarterly installments from October 31, 2019 through to the Maturity Date
•	Upon draw down of funds a 3% charge of the draw down is charged
•
1,000,000 share purchase warrants were issued to Sprott with a five-year term, an exercise price of Cdn$2.25 per share and a right by the Company to accelerate the expiry date to 30 days following the closing price of the shares exceeding Cdn$5.63 for more than 20 consecutive trading days

•	Repayable in whole or in part, without penalty, provided not less than twelve (12) months of interest has been paid on any outstanding amount
•	The Corporation has the option to extend the availability period of draw down from twelve (12) to eighteen (18) months by issuing to Sprott 171,480 Alexco common shares